Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:
	As of December 31,	As of December 31,
	2023	2022

Net loss carryforward	18,608	17,183
Other reserves and allowance	145	127
Total deferred tax assets	18,753	17,310
Valuation allowance	(18,753)	(17,310)
Net deferred tax asset	-	-

Schedule of Tax Expense to the Company’s Theoretical Statutory Tax Benefit	The components of loss before tax and a reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit are as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Loss (profit) before taxes:
Local	14,652	16,952	10,081
Foreign[1]	*	26	(186)
Net loss, as reported in the consolidated statements of comprehensive loss	14,652	16,978	9,895
Israeli statutory income tax rate	23%	23%	23%

Theoretical tax benefit	3,370	3,905	2,276
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(3,370)	(3,905)	(2,161)
Other	-	-	(115)
Income tax expense	-	-	-

*	Lower than $1K
[1]	Foreign is amount related to the US & China Subsidiaries.